Financial Instruments - Schedule of Convertible Notes Liability Measured Utilizing Level 3 Inputs (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Level 3 [Member]
Schedule of Convertible Notes Liability Measured Utilizing Level 3 Inputs [Line Items]
Convertible Notes liability	$ 12,869	$ 11,649
Change in fair value of convertible notes liability		148
Additional amount received		1,072
Convertible Notes liability		12,869
2024 Convertible Note Liability [Member]
Schedule of Convertible Notes Liability Measured Utilizing Level 3 Inputs [Line Items]
Convertible Notes liability	12,869
Change in fair value of convertible notes liability	(193)
Reclassification to equity	(12,676)
Convertible Notes liability		$ 12,869